Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	3 Months Ended					12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Changes in the allowance for loan losses
Balance, beginning of period				$ 3,409		$ 3,409
Provision charged to operations	2,206	10,658	11,289	13,005	3,800	37,158	3,800
Balance, end of period	33,241				3,409	33,241	3,409
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	3,514,646				3,152,396	3,514,646	3,152,396
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	33,241				3,409	33,241	3,409
Acquired loans
Allowance for loan losses
Carryover of the allowance for loan losses recorded						0
Originated loans | Minimum
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	500					500
Non-covered loans
Changes in the allowance for loan losses
Balance, beginning of period				3,409		3,409
Provision charged to operations						36,093	3,800
Loans charged off						(10,308)	(391)
Recoveries on charged off loans						4,047
Balance, end of period	33,241				3,409	33,241	3,409
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	2,578					2,578
Loans collectively evaluated for impairment	3,411,496				2,985,616	3,411,496	2,985,616
Total loans	3,514,646				3,152,396	3,514,646	3,152,396
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	421					421
Loans collectively evaluated for impairment	29,683				3,409	29,683	3,409
Total loans	33,241				3,409	33,241	3,409
Non-covered loans | Commercial and Industrial
Changes in the allowance for loan losses
Balance, beginning of period				1,845		1,845
Provision charged to operations						20,940	2,236
Loans charged off						(9,359)	(391)
Recoveries on charged off loans						3,439
Balance, end of period	16,865				1,845	16,865	1,845
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	2,273					2,273
Loans collectively evaluated for impairment	1,598,177				1,588,907	1,598,177	1,588,907
Total loans	1,637,266				1,660,293	1,637,266	1,660,293
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	421					421
Loans collectively evaluated for impairment	13,724				1,845	13,724	1,845
Total loans	16,865				1,845	16,865	1,845
Non-covered loans | Real estate
Changes in the allowance for loan losses
Balance, beginning of period				977		977
Provision charged to operations						7,281	977
Loans charged off						(209)
Recoveries on charged off loans						282
Balance, end of period	8,331				977	8,331	977
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	373					373
Loans collectively evaluated for impairment	1,417,630				1,122,667	1,417,630	1,122,667
Total loans	1,457,253				1,184,914	1,457,253	1,184,914
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	7,953				977	7,953	977
Total loans	8,331				977	8,331	977
Non-covered loans | Construction and Land Development
Changes in the allowance for loan losses
Balance, beginning of period				582		582
Provision charged to operations						7,634	582
Loans charged off						(524)
Recoveries on charged off loans						265
Balance, end of period	7,957				582	7,957	582
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	112					112
Loans collectively evaluated for impairment	344,622				247,413	344,622	247,413
Total loans	364,551				280,483	364,551	280,483
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	7,918				582	7,918	582
Total loans	7,957				582	7,957	582
Non-covered loans | Consumer
Changes in the allowance for loan losses
Balance, beginning of period				5		5
Provision charged to operations						238	5
Loans charged off						(216)
Recoveries on charged off loans						61
Balance, end of period	88				5	88	5
Loan portfolio distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	51,067				26,629	51,067	26,629
Total loans	55,576				26,706	55,576	26,706
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	88				5	88	5
Total loans	88				5	88	5
Non-covered loans | Acquired loans without credit impairment
Allowance for loan losses
Additional allowance recorded when allowance is less than remaining fair value of discount						0
Non-covered loans | PCI loans
Changes in the allowance for loan losses
Balance, end of period	3,137					3,137
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	100,392				166,780	100,392	166,780
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	3,137					3,137
Non-covered loans | PCI loans | Commercial and Industrial
Changes in the allowance for loan losses
Balance, end of period	2,720					2,720
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	36,816				71,386	36,816	71,386
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	2,720					2,720
Non-covered loans | PCI loans | Real estate
Changes in the allowance for loan losses
Balance, end of period	378					378
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	39,250				62,247	39,250	62,247
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	378					378
Non-covered loans | PCI loans | Construction and Land Development
Changes in the allowance for loan losses
Balance, end of period	39					39
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	19,817				33,070	19,817	33,070
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	39					39
Non-covered loans | PCI loans | Consumer
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	4,509				77	4,509	77
Non-covered loans | Acquired loans
Allowance for loan losses
Carryover of the allowance for loan losses recorded						$ 0